Supplemental Consolidating Financial Information - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Apr. 05, 2011	Apr. 26, 2012
Condensed Financial Statements, Captions [Line Items]
Long-term debt, Carrying Value	$ 14,811,142
Other comprehensive income (loss)	(52,134)	58,035	(6,900)
Intelsat Jackson [Member]
Condensed Financial Statements, Captions [Line Items]
Long-term debt, Carrying Value	11,311,142			2,650,000
Other comprehensive income (loss)	(52,100)	58,000	(6,900)
Intelsat Jackson [Member] | 7.25% Senior Notes due April 2019 [Member]
Condensed Financial Statements, Captions [Line Items]
Long-term debt, Carrying Value	1,500,000			1,500,000
Senior Notes, Interest rate	7.25%			7.25%
Debt instrument, maturity date	2019-04
Intelsat Jackson [Member] | 7.5% Senior Notes due April 2021 [Member]
Condensed Financial Statements, Captions [Line Items]
Long-term debt, Carrying Value	1,150,000			1,150,000
Senior Notes, Interest rate	7.50%			7.50%
Debt instrument, maturity date	2021-04
Intelsat Jackson [Member] | 7.25% Senior Notes due October 2020 [Member]
Condensed Financial Statements, Captions [Line Items]
Long-term debt, Carrying Value	$ 2,200,000				$ 1,200,000
Senior Notes, Interest rate	7.25%
Debt instrument, maturity date	2020-10